Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2023
Digital solutions services
Disaggregation of revenue from contracts with customers	$ 8,673	$ 50,071	$ 22,814	$ 33,066
Strategic Investment
Disaggregation of revenue	24,952	136,099	20,445	48,452
Digital solutions services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	1,764	2,973	3,413	29,577
Strategic Investment
Disaggregation of revenue	1,764	2,973	3,413	29,577
Media and entertainment services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	27	19,104	4	1,294
Strategic Investment
Disaggregation of revenue	27	19,104	4	1,294
Hotel operations, hospitality and VIP services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	6,882	27,994	19,397	2,195
Strategic Investment
Disaggregation of revenue	6,882	27,994	19,397	2,195
Strategic investment [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Strategic Investment
Disaggregation of revenue	16,279	86,028	(2,369)	15,386
Digital solutions services – insurance brokerage services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	486		851	1,540
Digital solutions services – insurance brokerage services [Member] | Digital solutions services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	486		851	1,540
Digital solutions services – insurance brokerage services [Member] | Media and entertainment services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Digital solutions services – insurance brokerage services [Member] | Hotel operations, hospitality and VIP services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Digital solutions services – insurance brokerage services [Member] | Strategic investment [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Digital Solutions Services – Other Digital Solutions Services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	1,278	2,566	2,562	28,037
Digital Solutions Services – Other Digital Solutions Services [Member] | Digital solutions services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	1,278	2,566	2,562	28,037
Digital Solutions Services – Other Digital Solutions Services [Member] | Media and entertainment services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Digital Solutions Services – Other Digital Solutions Services [Member] | Hotel operations, hospitality and VIP services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Digital Solutions Services – Other Digital Solutions Services [Member] | Strategic investment [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Media and entertainment services – fashion, arts and luxury media advertising services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	27		4	1,294
Media and entertainment services – fashion, arts and luxury media advertising services [Member] | Digital solutions services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Media and entertainment services – fashion, arts and luxury media advertising services [Member] | Media and entertainment services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	27		4	1,294
Media and entertainment services – fashion, arts and luxury media advertising services [Member] | Hotel operations, hospitality and VIP services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Media and entertainment services – fashion, arts and luxury media advertising services [Member] | Strategic investment [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Hotel operations, hospitality and VIP services - hotel operations, hospitality and VIP services income [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	6,882		19,397	2,195
Hotel operations, hospitality and VIP services - hotel operations, hospitality and VIP services income [Member] | Digital solutions services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Hotel operations, hospitality and VIP services - hotel operations, hospitality and VIP services income [Member] | Media and entertainment services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Hotel operations, hospitality and VIP services - hotel operations, hospitality and VIP services income [Member] | Hotel operations, hospitality and VIP services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	6,882		19,397	2,195
Hotel operations, hospitality and VIP services - hotel operations, hospitality and VIP services income [Member] | Strategic investment [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Strategic Investment – net fair value changes on financial assets at FVTPL [Member]
Strategic Investment
Disaggregation of revenue	16,279	77,059	(3,003)	15,386
Strategic Investment – net fair value changes on financial assets at FVTPL [Member] | Digital solutions services [Member]
Strategic Investment
Disaggregation of revenue
Strategic Investment – net fair value changes on financial assets at FVTPL [Member] | Media and entertainment services [Member]
Strategic Investment
Disaggregation of revenue
Strategic Investment – net fair value changes on financial assets at FVTPL [Member] | Hotel operations, hospitality and VIP services [Member]
Strategic Investment
Disaggregation of revenue
Strategic Investment – net fair value changes on financial assets at FVTPL [Member] | Strategic investment [Member]
Strategic Investment
Disaggregation of revenue	16,279	77,059	(3,003)	15,386
Strategic Investment – dividend income [Member]
Strategic Investment
Disaggregation of revenue		8,969	634
Strategic Investment – dividend income [Member] | Digital solutions services [Member]
Strategic Investment
Disaggregation of revenue
Strategic Investment – dividend income [Member] | Media and entertainment services [Member]
Strategic Investment
Disaggregation of revenue
Strategic Investment – dividend income [Member] | Hotel operations, hospitality and VIP services [Member]
Strategic Investment
Disaggregation of revenue
Strategic Investment – dividend income [Member] | Strategic investment [Member]
Strategic Investment
Disaggregation of revenue		8,969	634
Digital solutions services – insurance brokerage services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers		407
Digital solutions services – insurance brokerage services [Member] | Digital solutions services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers		407
Digital solutions services – insurance brokerage services [Member] | Media and entertainment services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Digital solutions services – insurance brokerage services [Member] | Hotel operations, hospitality and VIP services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Digital solutions services – insurance brokerage services [Member] | Strategic investment [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Media and entertainment services – advertising services income [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers		14,562
Media and entertainment services – advertising services income [Member] | Digital solutions services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Media and entertainment services – advertising services income [Member] | Media and entertainment services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers		14,562
Media and entertainment services – advertising services income [Member] | Hotel operations, hospitality and VIP services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Media and entertainment services – advertising services income [Member] | Strategic investment [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Media and entertainment services – licensing, subscription and marketing services income [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers		4,542
Media and entertainment services – licensing, subscription and marketing services income [Member] | Digital solutions services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Media and entertainment services – licensing, subscription and marketing services income [Member] | Media and entertainment services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers		4,542
Media and entertainment services – licensing, subscription and marketing services income [Member] | Hotel operations, hospitality and VIP services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Media and entertainment services – licensing, subscription and marketing services income [Member] | Strategic investment [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Hotel operations, hospitality and VIP services income [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers		27,994
Hotel operations, hospitality and VIP services income [Member] | Digital solutions services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Hotel operations, hospitality and VIP services income [Member] | Media and entertainment services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Hotel operations, hospitality and VIP services income [Member] | Hotel operations, hospitality and VIP services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers		27,994
Hotel operations, hospitality and VIP services income [Member] | Strategic investment [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
A point in time [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	486	14,969	851	1,540
A point in time [Member] | Digital solutions services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	486	407	851	1,540
A point in time [Member] | Media and entertainment services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers		14,562
A point in time [Member] | Hotel operations, hospitality and VIP services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
A point in time [Member] | Strategic investment [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Over time [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	8,187	35,102	21,963	31,526
Over time [Member] | Digital solutions services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	1,278	2,566	2,562	28,037
Over time [Member] | Media and entertainment services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	27	4,542	4	1,294
Over time [Member] | Hotel operations, hospitality and VIP services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	6,882	27,994	19,397	2,195
Over time [Member] | Strategic investment [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Timing of revenue recognition [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	8,673	50,071	22,814	33,066
Timing of revenue recognition [Member] | Digital solutions services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	1,764	2,973	3,413	29,577
Timing of revenue recognition [Member] | Media and entertainment services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	27	19,104	4	1,294
Timing of revenue recognition [Member] | Hotel operations, hospitality and VIP services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	6,882	27,994	19,397	2,195
Timing of revenue recognition [Member] | Strategic investment [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers